Stockholders’ Equity and Redeemable Preferred Stock	9 Months Ended
Sep. 30, 2024
Stockholders’ Equity and Redeemable Preferred Stock [Abstract]
STOCKHOLDERS’ EQUITY AND REDEEMABLE PREFERRED STOCK

NOTE 6 - STOCKHOLDERS’ EQUITY AND REDEEMABLE PREFERRED STOCK

August 2024 Public Offering

On August 5, 2024 (the “Closing Date”), the Company, in connection with a best efforts public offering (the “Offering”), sold to certain purchasers an aggregate of (x) 1,449,916 units of the Company (the “Units”) at an offering price of $0.4654 per Unit, consisting of (i) 1,449,916 shares of the Company’s common stock, par value $0.0001 per share (“Common Stock”) (ii) 1,449,916 of the Company’s Series A warrants to purchase Common Stock, exercisable for up to 1,449,916 shares of Common Stock at an exercise price of $0.4654 per share (the “August Series A Warrants”), and (iii) 1,449,916 of the Company’s Series B warrants to purchase Common Stock at an exercise price of $0.4654 per share, exercisable for up to 1,449,916 shares of Common Stock (the “August Series B Warrants”); and (y) 8,220,084 pre-funded units of the Company (the “Pre-Funded Units”) at an offering price $0.4644 per Pre-Funded Unit, consisting of (i) 8,220,084 pre-funded common stock purchase warrants exercisable for up to 8,220,084 shares of Common Stock at $0.001 per share, (the “August Pre-Funded Warrants”), (ii) 8,220,084 August Series A Warrants and (iii) 8,220,084 August Series B Warrants, pursuant to the Company’s Form S-1 registration statement, as amended (File No. 333-279133), declared effective by the SEC on August 1, 2024 and securities purchase agreements, dated August 2, 2024, between the Company and each of the purchasers signatory thereto (the “Purchasers”). The August Series B Warrants can be exercised on an alternate cashless basis which would result in holders receiving four (4) times the number of common stock if such election is made. On the Closing Date, the Company received gross proceeds of approximately $4.5 million, before deducting placement agent commissions and estimated Offering expenses. The Company has begun to use the net proceeds from the Offering for continued new product development, working capital and other general corporate purposes.

In addition, as of September 30, 2024, the Purchasers exercised their August Pre-Funded Warrants for an aggregate of 8,220,084 shares of Common Stock. As of September 30, 2024, the exercise price of the August Series A Warrants were subject to a one-time reset adjustment, which resulted in a new exercise price of $0.1593 per warrant share.

November 2023 Warrant Inducement Transactions

On November 21, 2023, the Company entered into inducement agreements (together, the “Inducement Agreements”) with certain of its warrant holders, pursuant to which the Company induced such warrant holders to exercise for cash their common stock purchase warrants issued pursuant to firm commitment public offerings by the Company that closed on September 15, 2021 (the “Existing September 2021 Warrants”) and January 25, 2023 (the “Existing January 2023 Warrants” and together with the Existing September 2021 Warrants, the “Existing Warrants”) to purchase up to approximately 909,059 shares of Common Stock, at a lower exercise price of (x) $2.00 per share for the Existing September 2021 Warrants and (y) $2.00 per one and one-half share for the Existing January 2023 Warrants, during the period from the date of the Inducement Agreements until December 20, 2023 (the “Inducement Deadline”). In consideration for the warrant holders’ agreement to exercise the Existing Warrants in accordance with the Inducement Agreements, the Company agreed to issue such warrant holders the Warrants as follows: (A) Series A Common Stock purchase warrants (the “Series A Warrants”) to purchase up to a number of shares of Common Stock equal to 200% of the number of shares of Common Stock issued upon exercise of the Existing September 2021 Warrants (up to 80,732 shares) (the “Series A Warrant Shares”), at an exercise price of $2.00 per Series A Warrant Share; and (B) Series B Common Stock purchase warrants (the “Series B Warrants”) to purchase up to a number of shares of Common Stock equal to 200% of the number of shares of Common Stock issued upon exercise of the Existing January 2023 Warrants (up to 1,382,058 shares) (the “Series B Warrant Shares”), at an exercise price of $2.00 per one and one-half Series B Warrant Share. Of the Series A Warrants, 50% are immediately exercisable and expire on the Termination Date (as defined in the Existing September 2021 Warrants) and 50% are exercisable at any time on or after the Stockholder Approval Date (as defined in the Inducement Agreements), and have a term of exercise of five and a half years from the date of the initial closing of the transactions contemplated by the Inducement Agreements. Of the Series B Warrants, 50% are immediately exercisable and expire on the Termination Date (as defined in the Existing January 2023 Warrants) and 50% are exercisable at any time on or after the Stockholder Approval Date, and have a term of exercise of five and a half years from the date of the initial closing of the transactions contemplated by the Inducement Agreements. The Company used the proceeds from the exercise of the Existing Warrants for working capital purposes and other general corporate purposes. On May 22, 2024, the November 2023 Warrant Inducement was approved by stockholders at the Annual Meeting of Stockholders.

January 2023 Offering

On January 25, 2023, the Company closed a firm commitment registered public offering (the “January Offering”) pursuant to which the Company issued (i) 529,250 shares of Common Stock and 10,585,000 common stock purchase warrants (exercisable for 793,875 shares of Common Stock at a purchase price of $2.52 per share), subject to certain adjustments and (ii) 3,440,000 pre-funded common stock purchase warrants that were exercised for 172,000 shares of Common Stock at a purchase price of $0.02 per share, subject to certain adjustments and 3,440,000 warrants to purchase up to an aggregate of 258,000 shares of Common Stock at a purchase price of $2.52 per share and (iii) 815,198 additional warrants to purchase up to 61,140 shares of Common Stock at a purchase price of $2.52 per share, which additional warrants were issued upon the partial exercise by the underwriters of their over-allotment option, pursuant to an underwriting agreement, dated as of January 23, 2023 between the Company and Maxim Group LLC, as representative of the underwriters. The January Offering resulted in gross proceeds to the Company of approximately $5.2 million, before deducting underwriting commissions and offering expenses.

Series C Redeemable Preferred Stock

In May 2017, the Company authorized Series C Redeemable Preferred Stock. Holders of Series C Redeemable Preferred Stock are entitled to receive dividends of 15% per year, payable in cash. For each of the three and nine months ended September 30, 2024 and September 30, 2023, the Company recorded Series C Redeemable Preferred Stock dividends of $75 thousand and $225 thousand, respectively.

The Series C Redeemable Preferred Stock may be redeemed by the Company at the Company’s option in cash at any time, in whole or in part, upon payment of the stated value of the Series C Redeemable Preferred Stock and unpaid dividends. If a “fundamental change” occurs, the Series C Redeemable Preferred Stock shall be immediately redeemed in cash equal to the stated value of the Series C Redeemable Preferred Stock, and unpaid dividends. A fundamental change includes but is not limited to any change in the ownership of at least fifty percent of the voting stock; liquidation or dissolution; or the common stock ceases to be listed on the market upon which it currently trades.

The holders of the Series C Redeemable Preferred Stock are entitled to vote on any matter submitted to the stockholders of the Company for a vote. One share of Series C Redeemable Preferred Stock carries the same voting rights as one share of common stock.

A redeemable equity security is to be classified as temporary equity if it is conditionally redeemable upon the occurrence of an event that is not solely within the control of the issuer. Upon the determination that such events are probable, the equity security would be classified as a liability. Given the Series C Redeemable Preferred Stock contains a fundamental change provision, the security is considered conditionally redeemable. Therefore, the Company has classified the Series C Redeemable Preferred Stock as temporary equity in the balance sheets as of September 30, 2024 and December 31, 2023 until such time that events occur that indicate otherwise.

Warrants

The following table summarizes the Company’s warrants outstanding and exercisable as of September 30, 2024 and December 31, 2023:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Warrants	Price	In Years	Value
Outstanding and Exercisable at January 1, 2024	9,531,242	$39.44	3.72	$-
Issued in August 2024 Offering	37,921,212	0.24	4.21	-
Issued prefunded warrants	8,220,084	-	-	-
Exercise of prefunded warrants	(8,220,084)	-	-	-
Expired warrants	(246,952)	305.00	-	-
Outstanding at September 30, 2024	47,205,502	$6.70	3.97	$-